Financial Instruments and Other Derivative Contracts	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial Instruments and Other Derivative Contracts

19 FINANCIAL INSTRUMENTS AND OTHER DERIVATIVE CONTRACTS

Financial instruments and other derivative contracts in the Consolidated Balance Sheet comprise investments in securities (see Note 10), cash and cash equivalents (see Note 13), debt (see Note 14) and certain amounts reported within trade and other receivables (see Note 11) and trade and other payables (see Note 15), which include derivative contracts.

RISKS

In the normal course of business, financial instruments of various kinds are used for the purposes of managing exposure to interest rate, foreign exchange and commodity price movements.

Treasury standards are applicable to all subsidiaries and each subsidiary is required to adopt a treasury policy consistent with these standards. These policies cover: financing structure; interest rate and foreign exchange risk management; insurance; counterparty risk management; and use of derivative contracts. Wherever possible, treasury operations are carried out through specialist regional organisations without removing from each subsidiary the responsibility to formulate and implement appropriate treasury policies.

Apart from forward foreign exchange contracts to meet known commitments, the use of derivative contracts by most subsidiaries is not permitted by their treasury policy.

Other than in exceptional cases, the use of external derivative contracts is confined to specialist trading and central treasury organisations that have appropriate skills, experience, supervision, control and reporting systems.

Shell’s operations expose it to market, credit and liquidity risk, as described below.

Market risk

Market risk is the possibility that changes in interest rates, foreign exchange rates or the prices of crude oil, natural gas, LNG, refined products, chemical feedstocks, power and carbon-emission rights will adversely affect the value of assets, liabilities or expected future cash flows.

Interest rate risk

Most debt is raised from central borrowing programmes. Shell’s policy continues to be to have debt principally denominated in dollars and to maintain a largely floating interest rate exposure profile; however, Shell has issued a significant amount of fixed rate debt in recent years, taking advantage of historically low interest rates available in US debt markets. As a result, a substantial portion of the debt portfolio at December 31, 2017, is at fixed rates and this reduces Shell’s exposure to the dollar LIBOR interest rate.

The financing of most subsidiaries is structured on a floating-rate basis and, except in special cases, further interest rate risk management is discouraged.

On the basis of the floating rate net debt position at December 31, 2017, (both issued and hedged), and assuming other factors (principally foreign exchange rates and commodity prices) remained constant and that no further interest rate management action was taken, an increase in interest rates of 1% would have decreased 2017 income before taxation by $174 million (2016: $210 million, based on the floating rate position at December 31, 2016).

The carrying amounts and maturities of debt and borrowing facilities are presented in Note 14. Interest expense is presented in Note 6.

Foreign exchange risk

Many of the markets in which Shell operates are priced, directly or indirectly, in dollars. As a result, the functional currency of most Integrated Gas and Upstream entities and those with significant cross-border business is the dollar. For Downstream entities, the functional currency is typically the local currency. Consequently, Shell is exposed to varying levels of foreign exchange risk when an entity enters into transactions that are not denominated in its functional currency, when foreign currency monetary assets and liabilities are translated at the balance sheet date and as a result of holding net investments in operations that are not dollar-functional. Each entity is required to adopt treasury policies that are designed to measure and manage its foreign exchange exposures by reference to its functional currency.

Foreign exchange gains and losses arise in the normal course of business from the recognition of receivables and payables and other monetary items in currencies other than an entity’s functional currency. Foreign exchange risk may also arise in connection with capital expenditure. For major projects, an assessment is made at the final investment decision stage whether to hedge any resulting exposure.

Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2017	2016	2017	2016
10% appreciation against the dollar of:
Canadian dollar	(43)	(53)	1,111	1,666
Euro	130	(75)	1,086	845
Australian dollar	(24)	45	786	669
Sterling	(77)	(141)	632	549

The above sensitivity information was calculated by reference to carrying amounts of assets and liabilities at December 31 only. The effect on income before taxation arises in connection with monetary balances denominated in currencies other than an entity’s functional currency; the effect on net assets arises principally from the translation of assets and liabilities of entities that are not dollar-functional.

Foreign exchange gains and losses included in income are presented in Note 5.

Commodity price risk

Certain subsidiaries have a mandate to trade crude oil, natural gas, LNG, refined products, chemical feedstocks, power and carbon-emission rights, and to use commodity derivative contracts (forwards, futures, swaps and options) as a means of managing price and timing risks arising from this trading activity. In effecting these transactions, the entities concerned operate within procedures and policies designed to ensure that risks, including those relating to the default of counterparties, are managed within authorised limits.

Risk management systems are used for recording and valuing instruments. Commodity price risk exposure is monitored, and the acceptable level of exposure determined, by market risk committees. There is regular reviewing of mandated trading limits by senior management, daily monitoring of market risk exposure using value-at-risk (VAR) techniques, daily monitoring of trading positions against limits, and marking-to-fair value of trading exposures with a department independent of traders reviewing the market values applied. Although trading losses can and do occur, the nature of the trading portfolio and its management are considered adequate mitigants against the risk of significant losses.

VAR techniques based on variance/covariance or Monte Carlo simulation models are used to make a statistical assessment of the market risk arising from possible future changes in market values over a 24-hour period and within a 95% confidence level. The calculation of potential changes in fair value takes into account positions, the history of price movements and the correlation of these price movements. Models are regularly reviewed against actual fair value movements to ensure integrity is maintained. The VAR year-end positions in respect of commodities traded in active markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)	$ million
	Dec 31, 2017	Dec 31, 2016
Global oil	25	29
North America gas and power	11	12
Europe gas and power	3	2
Carbon-emission rights	1	3

Credit risk

Policies are in place to ensure that sales of products are made to customers with appropriate creditworthiness. These policies include detailed credit analysis and monitoring of trading partners against counterparty credit limits. Credit information is regularly shared between business and finance functions, with dedicated teams in place to quickly identify and respond to cases of credit deterioration. Mitigation measures are defined and implemented for high-risk business partners and customers, and include shortened payment terms, collateral or other security posting and vigorous collections. In addition, policies limit the amount of credit exposure to any individual financial institution. There are no material concentrations of credit risk, with individual customers or geographically, and there has been no significant level of counterparty default in recent years.

Surplus cash is invested in a range of short-dated, secure and liquid instruments including short-term bank deposits, money market funds, reverse repos and similar instruments. The portfolio of these investments is diversified to avoid concentrating risk in any one instrument, country or counterparty. Management monitors the investments regularly and adjusts the investment portfolio in light of new market information where necessary to ensure credit risk is effectively diversified.

In commodity trading, counterparty credit risk is managed within a framework of credit limits with utilisation being regularly reviewed. Credit risk exposure is monitored and the acceptable level is determined by a credit committee. Credit checks are performed by a department independent of traders, and are undertaken before contractual commitment. Where appropriate, netting arrangements, credit insurance, prepayments and collateral are used to manage specific risks.

Shell routinely enters into offsetting, master netting and similar arrangements with trading and other counterparties to manage credit risk. Where there is a legally enforceable right of offset under such arrangements and Shell has the intention to settle on a net basis or realise the asset and settle the liability simultaneously, the net asset or liability is recognised in the Consolidated Balance Sheet, otherwise assets and liabilities are presented gross. These amounts, as presented net and gross within trade and other receivables and trade and other payables in the Consolidated Balance Sheet at December 31, were as follows:

2017	$ million
	Amounts offset			Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	10,642	6,486	4,156	42	51	4,063
Within derivative contracts	6,987	2,387	4,600	186	2,326	2,088
Liabilities:
Within trade payables	10,442	6,486	3,956	41	51	3,864
Within derivative contracts	7,315	2,392	4,923	300	2,326	2,297

2016	$ million
	Amounts offset			Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments		Net amounts
Assets:
Within trade receivables	9,844	6,539	3,305	1	12		3,292
Within derivative contracts	6,309	2,197	4,112	107	2,126	[A]	1,879	[A]
Liabilities:
Within trade payables	9,489	6,535	2,954	—	12		2,942
Within derivative contracts	9,434	2,197	7,237	86	2,126	[A]	5,025	[A]

[A] As revised.

Amounts not offset principally relate to contracts where the intention to settle on a net basis was not clearly established at December 31.

The carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities at December 31, 2017, presented within trade and other receivables, was $1,890 million (2016: $1,815 million). The carrying amount of collateral held at December 31, 2017, presented within trade and other payables, was $282 million (2016: $173 million). Collateral mainly relates to initial margins held with commodity exchanges and over-the-counter counterparty variation margins.

Liquidity risk

Liquidity risk is the risk that suitable sources of funding for Shell’s business activities may not be available. Management believes that it has access to sufficient debt funding sources (capital markets), and to undrawn committed borrowing facilities to meet foreseeable requirements. Information about borrowing facilities is presented in Note 14.

DERIVATIVE CONTRACTS AND HEDGES

Derivative contracts are used principally as hedging instruments, however, because hedge accounting is not always applied, movements in the carrying amounts of derivative contracts that are recognised in income are not always matched in the same period by the recognition of the income effects of the related hedged items.

Carrying amounts, maturities and hedges

The carrying amounts of derivative contracts at December 31 (see Notes 11 and 15), designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2017	$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	—	16	16	165	34	199	(183)
Forward foreign exchange contracts	22	403	425	—	591	591	(166)
Currency swaps and options	483	208	691	815	76	891	(200)
Commodity derivatives	—	4,929	4,929	—	4,428	4,428	501
Other contracts	—	162	162	—	125	125	37
Total	505	5,718	6,223	980	5,254	6,234	(11)

2016	$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	38	15	53	136	38	174	(121)
Forward foreign exchange contracts	—	469	469	10	348	358	111
Currency swaps and options	3	280	283	3,241	545	3,786	(3,503)
Commodity derivatives	—	5,480	5,480	—	5,230	5,230	250
Other contracts	—	77	77	—	185	185	(108)
Total	41	6,321	6,362	3,387	6,346	9,733	(3,371)

Net losses before tax on derivative contracts, excluding realised commodity contracts and those accounted for as hedges, were $1,321 million in 2017 (2016: $414 million gains; 2015: $4,107 million gains).

In 2015, certain cash and cash equivalents and forward foreign exchange contracts were designated as cash flow hedges of a significant portion of the forecast cash consideration for the acquisition of BG (see Note 29). Losses of $411 million were recognised in other comprehensive income in 2016 (2015: $537 million) and the accumulated losses were reclassified to the balance sheet in 2016 (see Note 22).

In addition, certain contracts, mainly to hedge price risk relating to forecast commodity transactions which mature in 2018-2020, were designated in cash flow hedging relationships. In 2017, $29 million net losses for ineffectiveness were recognised in income (2016: $nil; 2015: $1 million net gains). The net carrying amount of commodity derivative contracts designated as cash flow hedging instruments at December 31, 2017, was a liability of $620 million (2016: $115 million), and was presented after the offset of related margin balances maintained with exchanges.

Certain interest rate and currency swaps were designated in fair value hedges, principally in respect of debt for which the net carrying amount of the related derivative contracts, net of accrued interest, at December 31, 2017, was a liability of $826 million (2016: $3,472 million).

In 2016, debt and currency swaps were designated as hedges of net investments in foreign operations, relating to the foreign exchange risk arising between certain intermediate holding companies and their subsidiaries. The total carrying amount of the hedging instruments at December 31, 2016, was a net liability of $5,381 million. On January 1, 2017, these were de-designated as hedges following changes in the functional currency of certain entities to the US dollar.

In the course of trading operations, certain contracts are entered into for delivery of commodities that are accounted for as derivatives. The resulting price exposures are managed by entering into related derivative contracts. These contracts are managed on a fair value basis and the maximum exposure to liquidity risk is the undiscounted fair value of derivative liabilities.

For a minority of commodity derivative contracts, carrying amounts cannot be derived from quoted market prices or other observable inputs, in which case fair value is estimated using valuation techniques such as Black-Scholes, option spread models and extrapolation using quoted spreads with assumptions developed internally based on observable market activity.

Other contracts include certain contracts that are held to sell or purchase commodities and others containing embedded derivatives, which are required to be recognised at fair value because of pricing or delivery conditions, even though they were entered into to meet operational requirements. These contracts are expected to mature in 2018-2025, with certain contracts having early termination rights (for either party). Valuations are derived from quoted market prices for the next six years and, thereafter, from forward gas price formulae used in similar contracts. Future gas price assumptions are the most significant input to this model, and a decrease at December 31, 2017, of 10% in the projected gas price would, assuming other inputs remained unchanged, increase income before taxation by $30 million (2016: $33 million).

The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2017	$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Forward foreign exchange contracts	315	37	14	3	2	(39)	332	259	591
Currency swaps and options	541	343	140	304	194	879	2,401	(1,510)	891
Commodity derivatives	3,002	754	305	122	74	263	4,520	(92)	4,428
Other contracts	146	115	56	18	1	3	339	(15)	324
Total	4,004	1,249	515	447	271	1,106	7,592	(1,358)	6,234

[A] Mainly related to the effect of discounting.

2016	$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Forward foreign exchange contracts	341	97	56	—	(27)	—	467	(109)	358
Currency swaps and options	1,062	1,269	831	372	701	3,762	7,997	(4,211)	3,786
Commodity derivatives	3,889	706	344	111	47	204	5,301	(71)	5,230
Other contracts	95	130	102	53	20	3	403	(44)	359
Total	5,387	2,202	1,333	536	741	3,969	14,168	(4,435)	9,733

[A] Mainly related to the effect of discounting.

Fair value measurements

The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2017	$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(183)	—	(183)
Forward foreign exchange contracts	—	(166)	—	(166)
Currency swaps and options	—	(200)	—	(200)
Commodity derivatives	36	302	163	501
Other contracts	—	(97)	134	37
Total	36	(344)	297	(11)

2016	$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(121)	—	(121)
Forward foreign exchange contracts	—	111	—	111
Currency swaps and options	—	(3,503)	—	(3,503)
Commodity derivatives	12	(153)	391	250
Other contracts	(2)	(183)	77	(108)
Total	10	(3,849)	468	(3,371)

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs		$ million
	2017	2016
At January 1	468	607
Net losses recognised in revenue	(248)	(361)
Purchases	(252)	(227)
Sales	562	428
Recategorisations (net)	(248)	56
Currency translation differences	15	(35)
At December 31	297	468

Included in net losses recognised in revenue in 2017 were unrealised net gains totalling $39 million relating to assets and liabilities held at December 31, 2017 (2016: $333 million).